VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reserve for bad debts and allowances [Member]
Balances at beginning of period	$ 1,477	$ 1,987	$ 955
Charged to costs and expenses	$ 514	$ 958	$ 1,300
Charged to other accounts
Deductions	$ 634	$ 1,468	$ 268
Balances at end of period	$ 1,357	$ 1,477	$ 1,987
Valuation allowances on deferred tax assets [Member]
Balances at beginning of period
Charged to costs and expenses	$ 152,115
Charged to other accounts
Deductions
Balances at end of period	$ 152,115